United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-5843

(Investment Company Act File Number)

Cash Trust Series, Inc.

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 05/31/2012

Date of Reporting Period: Quarter ended 02/29/2012

Item 1. Schedule of Investments

Federated Government Cash Series

Portfolio of Investments

February 29, 2012 (unaudited)

Principal Amount			Value
		GOVERNMENT AGENCIES – 41.5%
$48,070,000	[1]	Federal Farm Credit System Floating Rate Notes, 0.219% - 0.413%, 3/1/2012 - 5/20/2012	48,068,328
2,000,000	[2]	Federal Home Loan Bank System Discount Notes, 0.180%, 2/12/2013	1,996,520
52,700,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 0.184% - 0.473%, 3/1/2012 - 3/25/2012	52,691,525
306,300,000		Federal Home Loan Bank System Notes, 0.110% - 0.400%, 3/2/2012 - 3/27/2013	306,293,270
17,000,000	[2]	Federal Home Loan Mortgage Corp. Discount Notes, 0.075% - 0.100%, 6/11/2012 - 10/2/2012	16,993,929
110,700,000	[1]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 0.196% - 0.233%, 3/2/2012 - 3/17/2012	110,662,608
51,000,000	[1]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 0.213% - 0.214%, 3/3/2012 - 3/6/2012	50,975,137
36,664,000		Federal Home Loan Mortgage Corp. Notes, 2.125% - 5.000%, 3/5/2012 - 3/29/2012	36,730,583
43,000,000	[2]	Federal National Mortgage Association Discount Notes, 0.070% - 0.100%, 5/2/2012 - 10/15/2012	42,981,445
72,220,000	[1]	Federal National Mortgage Association Floating Rate Notes, 0.224% - 0.405%, 3/1/2012 - 5/17/2012	72,196,664
48,250,000		Federal National Mortgage Association Notes, 1.080% - 6.125%, 3/15/2012 - 3/30/2012	48,308,840
31,100,000	[1]	Morgan Stanley (GTD by FDIC) Floating Rate Notes, 0.913%, 3/20/2012	31,136,584
261,355,000	[2,3,4]	Straight A Funding, LLC (Unconditional Liquidity Support from Federal Financing Bank), Discount Notes, 0.180% - 0.190%, 3/1/2012 - 5/7/2012	261,280,435
		TOTAL GOVERNMENT AGENCIES	1,080,315,868
		Repurchase Agreements – 59.1%
216,189,000		Interest in $4,480,000,000 joint repurchase agreement 0.20%, dated 2/29/2012 under which Bank of America, N.A. will repurchase securities provided as collateral for $4,480,024,889 on 3/1/2012. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 7/25/2041 and the market value of those underlying securities was $4,601,608,962.	216,189,000
31,000,000	[5]	Interest in $600,000,000 joint repurchase agreement 0.15%, dated 2/23/2012 under which Bank of Montreal will repurchase securities provided as collateral for $600,090,000 on 3/30/2012. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 12/1/2041 and the market value of those underlying securities was $613,105,729.	31,000,000
38,000,000	[5]	Interest in $750,000,000 joint repurchase agreement 0.14%, dated 2/8/2012 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $750,087,500 on 3/9/2012. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 2/13/2017 and the market value of those underlying securities was $765,066,206.	38,000,000
25,000,000	[5]	Interest in $1,000,000,000 joint repurchase agreement 0.15%, dated 2/6/2012 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $1,000,366,667 on 5/4/2012. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 2/15/2042 and the market value of those underlying securities was $1,027,186,339.	25,000,000
100,000,000		Interest in $250,000,000 joint repurchase agreement 0.20%, dated 2/29/2012 under which Citibank, N.A. will repurchase securities provided as collateral for $250,001,389 on 3/1/2012. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 3/25/2042 and the market value of those underlying securities was $257,501,431.	100,000,000
99,000,000	[5]	Interest in $2,000,000,000 joint repurchase agreement 0.17%, dated 2/9/2012 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $2,000,292,778 on 3/12/2012. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 12/1/2048 and the market value of those underlying securities was $2,048,009,498.	99,000,000
82,000,000	[5]	Interest in $1,647,000,000 joint repurchase agreement 0.19%, dated 2/10/2012 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $1,647,791,018 on 5/14/2012. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 7/25/2044 and the market value of those underlying securities was $1,683,107,522.	82,000,000
100,000,000		Interest in $2,250,000,000 joint repurchase agreement 0.20%, dated 2/29/2012 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $2,250,012,500 on 3/1/2012. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 3/25/2042 and the market value of those underlying securities was $2,304,639,970.	100,000,000
100,000,000	[5]	Interest in $2,500,000,000 joint repurchase agreement 0.14%, dated 2/24/2012 under which Goldman Sachs & Co. will repurchase securities provided as collateral for $2,500,068,056 on 3/2/2012. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 2/15/2042 and the market value of those underlying securities was $2,575,060,084.	100,000,000
50,000,000	[5]	Interest in $1,000,000,000 joint repurchase agreement 0.16%, dated 1/26/2012 under which ING Financial Markets LLC will repurchase securities provided as collateral for $1,000,400,000 on 4/25/2012. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 8/1/2048 and the market value of those underlying securities was $1,021,870,129.	50,000,000
1

Principal Amount		Value
$600,000,000	Interest in $1,165,000,000 joint repurchase agreement 0.20%, dated 2/29/2012 under which Mizuho Securities USA, Inc. will repurchase securities provided as collateral for $1,165,006,472 on 3/1/2012. The securities provided as collateral at the end of the period were U.S. Government Agency and U.S. Treasury securities with various maturities to 3/25/2042 and the market value of those underlying securities was $1,191,812,835.	600,000,000
100,000,000	Interest in $500,000,000 joint repurchase agreement 0.20%, dated 2/29/2012 under which Societe Generale, New York will repurchase securities provided as collateral for $500,002,778 on 3/1/2012. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 2/1/2042 and the market value of those underlying securities was $510,002,834.	100,000,000
	TOTAL REPURCHASE AGREEMENTS	1,541,189,000
	TOTAL INVESTMENTS — 100.6% (AT AMORTIZED COST)[6]	2,621,504,868
	OTHER ASSETS AND LIABILITIES – NET — (0.6)%[7]	(15,435,332)
	TOTAL NET ASSETS — 100%	$2,606,069,536
1	Floating rate notes with current rate and next reset date shown.
2	Discount rate at time of purchase.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At February 29, 2012, these restricted securities amounted to $261,280,435, which represented 10.0% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the “Directors”). At February 29, 2012, these liquid restricted securities amounted to $261,280,435, which represented 10.0% of total net assets.
5	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
6	Also represents cost for federal tax purposes.
7	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at February 29, 2012.

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Directors.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable. Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost. Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of February 29, 2012, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.

The following acronyms are used throughout this portfolio:

FDIC	— Federal Deposit Insurance Corporation
GTD	— Guaranteed

2

Federated Municipal Cash Series

Portfolio of Investments

February 29, 2012 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS – 101.3%[1,2]
		Alabama – 0.2%
$1,178,000		Birmingham, AL IDA, IDRBs (Series 1999) Weekly VRDNs (Glasforms, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.230%, 3/1/2012	1,178,000
		Arizona – 7.3%
1,055,000		Casa Grande, AZ IDA, (Series 2002A) Weekly VRDNs (Price Cos., Inc.)/(Bank of America N.A. LOC), 0.530%, 3/1/2012	1,055,000
7,221,000		Flagstaff, AZ IDA, (Series 1999) Weekly VRDNs (Joy Cone Co.)/(Citizens Bank of Pennsylvania LOC), 0.250%, 3/1/2012	7,221,000
3,200,000		Maricopa County, AZ, IDA MFH, (Series 2008: Village at Sun Valley Apartments) Weekly VRDNs (Western Sun Valley, LP)/(FHLMC LOC), 0.230%, 3/1/2012	3,200,000
5,610,000		Maricopa County, AZ, IDA, (Series 1999) Weekly VRDNs (Redman Homes, Inc.)/(Wells Fargo & Co. LOC), 0.240%, 3/1/2012	5,610,000
965,000		Phoenix, AZ IDA, (Series 2000) Weekly VRDNs (MechoShade West, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.360%, 3/1/2012	965,000
2,100,000		Pinal County, AZ IDA, (Series 2002) Weekly VRDNs (D.A. Holdings LLC)/(Wells Fargo Bank, N.A. LOC), 0.260%, 3/1/2012	2,100,000
6,750,000		Pinal County, AZ IDA, (Series 2002) Weekly VRDNs (Milky Way Dairy LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.260%, 3/1/2012	6,750,000
3,630,000		Pinal County, AZ IDA, (Series 2005) Weekly VRDNs (Three C Eloy LLC)/(CoBank, ACB LOC), 0.300%, 3/1/2012	3,630,000
1,175,000		Pinal County, AZ IDA, (Series 2006) Weekly VRDNs (Three C Eloy LLC)/(CoBank, ACB LOC), 0.300%, 3/1/2012	1,175,000
3,795,000		Pinal County, AZ IDA, (Series 2007) Weekly VRDNs (Artistic Paver Mfg. Phoenix, Inc.)/(SunTrust Bank LOC), 0.410%, 3/7/2012	3,795,000
6,500,000		Show Low, AZ IDA, (Series 2006) Weekly VRDNs (Snowflake White Mountain Power LLC)/(JPMorgan Chase Bank, N.A. LOC), 0.300%, 3/1/2012	6,500,000
		TOTAL	42,001,000
		California – 1.4%
3,000,000		Big Bear Lake, CA IDRB, (Series 1993A) Weekly VRDNs (Southwest Gas Corp.)/(KBC Bank N.V. LOC), 1.100%, 3/7/2012	3,000,000
3,000,000		California State, (Series A-2), 2.00% RANs, 6/26/2012	3,015,328
2,165,000		Oxnard, CA IDFA, (Series 2004) Weekly VRDNs (J. Harris Industrial Water Treatment, Inc.)/(City National Bank LOC), 1.200%, 3/1/2012	2,165,000
		TOTAL	8,180,328
		Colorado – 2.4%
3,300,000		Colorado Agricultural Development Authority, (Series 2006) Weekly VRDNs (Monte Vista Dairy, LLC)/(Bank of the West, San Francisco, CA LOC), 0.560%, 3/1/2012	3,300,000
615,000		Colorado HFA (Class I Bonds), (Series 2000A) Weekly VRDNs (New Belgium Brewing Co., Inc.)/(Wells Fargo Bank, N.A. LOC), 0.300%, 3/1/2012	615,000
10,000,000	[3,4]	Denver, CO City & County Airport Authority, SPEARs (Series DBE-485), 0.40% TOBs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), Optional Tender 3/15/2012	10,000,000
		TOTAL	13,915,000
		Florida – 4.2%
685,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Florida AMT)/(Series 2009-75) Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.280%, 3/1/2012	685,000
6,000,000		Collier County, FL IDA, (Series 2005) Weekly VRDNs (Ave Maria Utility Company)/(SunTrust Bank LOC), 0.620%, 3/7/2012	6,000,000
10,000,000		Miami-Dade County, FL Transit System, (Series 2011), 0.80% BANs, 11/21/2012	10,000,000
1,440,000		Orange County, FL IDA, (Series 2004) Weekly VRDNs (UCF Hospitality School Student Housing Foundation)/(SunTrust Bank LOC), 0.370%, 3/7/2012	1,440,000
6,140,000		UCF Health Facilities Corp., Capital Improvement Revenue Bonds (Series 2007) Weekly VRDNs (UCF Health Sciences Campus at Lake Nona)/(Fifth Third Bank, Cincinnati LOC), 0.270%, 3/2/2012	6,140,000
		TOTAL	24,265,000
		Georgia – 13.3%
5,500,000	[3,4]	Atlanta, GA Water & Wastewater, Lehman FR/RI-K2 Floater Certificates (Series 2006) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Citibank NA, New York LIQ), 0.280%, 3/1/2012	5,500,000
3,350,000		Atlanta, GA, Urban Residential Finance Authority, (Series 1995) Weekly VRDNs (West End Housing Development)/(FNMA LOC), 0.350%, 3/1/2012	3,350,000
1,500,000		Bartow County, GA Development Authority, (1st Series 2009) Weekly VRDNs (Georgia Power Co.), 0.240%, 3/7/2012	1,500,000
6,530,000		Clayton County, GA Housing Authority, (Series 1990 E) Weekly VRDNs (Chateau Forest Apartments)/(Assured Guaranty Municipal Corp. INS)/(Societe Generale, Paris LIQ), 0.890%, 3/7/2012	6,530,000

Principal Amount			Value
$6,280,000		Clayton County, GA Housing Authority, (Series 1990F) Weekly VRDNs (Ten Oaks Apartments)/(Assured Guaranty Municipal Corp. INS)/(Societe Generale, Paris LIQ), 0.890%, 3/7/2012	6,280,000
2,000,000		Cobb County, GA Housing Authority, (Series 2002) Weekly VRDNs (Walton Reserve Apartments)/(FHLB of Atlanta LOC), 0.160%, 3/7/2012	2,000,000
5,375,000		Gainesville and Hall County, GA Development Authority, (Series 2002) Weekly VRDNs (Fieldale Farms Corp.)/(Rabobank Nederland NV, Utrecht LOC), 0.260%, 3/1/2012	5,375,000
1,900,000		Georgia Ports Authority, (Series 1996A) Weekly VRDNs (Colonel's Island Terminal)/(Branch Banking & Trust Co. LOC), 0.210%, 3/7/2012	1,900,000
18,000,000	[3,4]	Georgia State HFA, MERLOTS (Series 2006-B11) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 0.190%, 3/7/2012	18,000,000
3,865,000		Kennesaw, GA Development Authority, (Series 2004) Weekly VRDNs (Lakeside Vista Apartments)/(FNMA LOC), 0.220%, 3/1/2012	3,865,000
6,250,000		Monroe County, GA Development Authority, (Second Series 2006) Daily VRDNs (Georgia Power Co.), 0.200%, 3/1/2012	6,250,000
4,000,000		Pike County, GA Development Authority, (Series 2003) Weekly VRDNs (Southern Mills, Inc.)/(Bank of America N.A. LOC), 0.530%, 3/7/2012	4,000,000
2,500,000		Roswell, GA Housing Authority, (Series 2005) Weekly VRDNs (Wood Creek Apartments)/(FNMA LOC), 0.190%, 3/1/2012	2,500,000
3,500,000		Wayne County, GA Development Authority, (Series 2000) Weekly VRDNs (Republic Services of Georgia)/(Wells Fargo Bank, N.A. LOC), 0.300%, 3/1/2012	3,500,000
5,600,000		Willacoochee, GA Development Authority, (Series 1997) Weekly VRDNs (Langboard, Inc.)/(FHLB of Atlanta LOC), 0.260%, 3/1/2012	5,600,000
		TOTAL	76,150,000
		Hawaii – 0.4%
2,000,000		Hawaii State Airport System, (Series 2011), 2.00% Bonds, 7/1/2012	2,009,669
		Illinois – 5.8%
3,755,000		Chicago, IL MFH Revenue, (Series 2003) Weekly VRDNs (Churchview Supportive Living L.P.)/(BMO Harris Bank, N.A. LOC), 0.260%, 3/1/2012	3,755,000
4,900,000		Chicago, IL O'Hare International Airport, Special Facility Revenue Bonds (Series 1990) Weekly VRDNs (Compagnie Nationale Air France Project)/(Societe Generale, Paris LOC), 0.330%, 3/7/2012	4,900,000
1,470,000		Chicago, IL, (Series 2001) Weekly VRDNs (J.M.B. Moesle LLC)/(BMO Harris Bank, N.A. LOC), 0.460%, 3/1/2012	1,470,000
1,295,000		Illinois Development Finance Authority IDB Weekly VRDNs (T&D Investments LLC)/(U.S. Bank, N.A. LOC), 0.440%, 3/1/2012	1,295,000
2,525,000		Illinois Development Finance Authority IDB, (Series 1997) Weekly VRDNs (Tempco Electric Heater Corp.)/(JPMorgan Chase Bank, N.A. LOC), 0.410%, 3/1/2012	2,525,000
1,000,000		Illinois Development Finance Authority IDB, (Series 2001) Weekly VRDNs (Apogee Enterprises, Inc.)/(Comerica Bank LOC), 0.420%, 3/1/2012	1,000,000
3,000,000		Illinois Development Finance Authority, (Series 2002) Weekly VRDNs (Kasbergen Family Living Trust)/(Bank of the West, San Francisco, CA LOC), 0.560%, 3/1/2012	3,000,000
2,900,000		Illinois Finance Authority, (Series 2008) Weekly VRDNs (Jasper Meats, Inc.)/(BMO Harris Bank, N.A. LOC), 0.310%, 3/1/2012	2,900,000
3,300,000		Lockport, IL IDA, (Series 1990) Weekly VRDNs (Panduit Corp.)/(Fifth Third Bank, Cincinnati LOC), 0.310%, 3/7/2012	3,300,000
9,200,000		Will County, IL, (Series 2007) Weekly VRDNs (University of St. Francis)/(Fifth Third Bank, Cincinnati LOC), 0.270%, 3/2/2012	9,200,000
		TOTAL	33,345,000
		Indiana – 5.4%
7,250,000		Bloomington, IN EDRB, (Series 2008: Henderson Court Apartments) Weekly VRDNs (SY Henderson Court Investors, LP)/(FHLMC LOC), 0.220%, 3/1/2012	7,250,000
1,500,000		Indiana Development Finance Authority, EDRB (Series 2002) Weekly VRDNs (Vreba-Hoff Dairy Leasing LLC)/(Wells Fargo Bank, N.A. LOC), 0.310%, 3/1/2012	1,500,000
2,000,000		Indiana State Finance Authority, IDRB (Series 2011) Weekly VRDNs (Modern Forge Indiana LLC)/(Fifth Third Bank, Cincinnati LOC), 0.310%, 3/2/2012	2,000,000
11,945,000		Indianapolis, IN MFH, (Series 2004A) Weekly VRDNs (Nora Commons LP)/(Bank of America N.A. LOC), 0.290%, 3/1/2012	11,945,000
5,500,000		Indianapolis, IN MFH, (Series 2007A: Forest Ridge Apartments) Weekly VRDNs (Pedcor Investments-2006-LXXXVIII LP)/(RBS Citizens Bank N.A. LOC), 0.290%, 3/1/2012	5,500,000
2,935,000		Lawrence, IN EDR Board, (Series 2002) Weekly VRDNs (Westminster Village North, Inc.)/(Fifth Third Bank, Cincinnati LOC), 0.270%, 3/1/2012	2,935,000
		TOTAL	31,130,000
		Iowa – 1.3%
7,700,000		Iowa Finance Authority, (Series 2006) Weekly VRDNs (Ag Real Estate Iowa One, LP)/(Rabobank Nederland NV, Utrecht LOC), 0.270%, 3/1/2012	7,700,000

Principal Amount			Value
		Kansas – 0.8%
$2,723,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Kansas-AMT)/(Series 2009-11) Weekly VRDNs (Sedgwick & Shawnee Counties, KS)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.280%, 3/1/2012	2,723,000
1,930,000		Wyandotte County, KS, (Series 1999) Weekly VRDNs (Shor-Line)/(U.S. Bank, N.A. LOC), 0.230%, 3/7/2012	1,930,000
		TOTAL	4,653,000
		Kentucky – 0.5%
500,000		Henderson County, KY, (Series 1996A) Weekly VRDNs (Gibbs Die Casting Corp.)/(Fifth Third Bank, Cincinnati LOC), 0.510%, 3/1/2012	500,000
2,100,000		Kentucky Housing Corp., (Series 2007) Weekly VRDNs (Arbors of Madisonville Apartments LP)/(U.S. Bank, N.A. LOC), 1.150%, 3/1/2012	2,100,000
		TOTAL	2,600,000
		Louisiana – 0.5%
2,800,000		Port of New Orleans, LA, (Series 2000) Weekly VRDNs (New Orleans Steamboat Co.)/(FHLB of Dallas LOC), 0.350%, 3/1/2012	2,800,000
		Maine – 1.7%
2,190,000		Dover-Foxcroft, ME, (Series 2005) Weekly VRDNs (Pleasant River Lumber Co.)/(Wells Fargo Bank, N.A. LOC), 0.280%, 3/7/2012	2,190,000
7,420,000		Old Town, ME, (Series 2004) Weekly VRDNs (Georgia-Pacific Corp.)/(Bank of Nova Scotia, Toronto LOC), 1.000%, 3/7/2012	7,420,000
		TOTAL	9,610,000
		Massachusetts – 2.8%
16,000,000		Commonwealth of Massachusetts, (Series 2000A) Daily VRDNs (Bank of America N.A. LIQ), 0.190%, 3/1/2012	16,000,000
		Minnesota – 0.0%
50,000		Plymouth, MN Weekly VRDNs (Nuaire, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.500%, 3/1/2012	50,000
		Multi-State – 6.3%
2,000,000	[3,4]	Blackrock MuniYield Quality Fund III, Inc., (3,564 Series W-7 VRDP Shares), 0.300%, 3/1/2012	2,000,000
990,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT)/(Series 2009-68) Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.310%, 3/1/2012	990,000
1,778,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT)/(Series 2009-78) Weekly VRDNs (State Street Bank and Trust Co. LIQ), 0.310%, 3/1/2012	1,778,000
6,700,000	[3,4]	Nuveen Dividend Advantage Municipal Fund 2, Weekly VRDPs (Series 2)/(GTD by Deutsche Bank AG), 0.310%, 3/1/2012	6,700,000
5,000,000	[3,4]	Nuveen Investment Quality Municipal Fund, Inc., Weekly VRDPs (2,118 Series 1)/GTD by Barclays Bank PLC), 0.310%, 3/1/2012	5,000,000
5,000,000	[3,4]	Nuveen Municipal Market Opportunity Fund, Inc., Weekly VRDPs (Series 1)/(GTD by Deutsche Bank AG), 0.330% 3/1/2012	5,000,000
5,000,000	[3,4]	Nuveen Premier Municipal Income Fund, Inc., Weekly VRDPs (1.277 Series 1)/(GTD by Barclays Bank PLC), 0.310%, 3/1/2012	5,000,000
10,000,000	[3,4]	Nuveen Premium Income Municipal Fund 4, Inc., Weekly VRDPs (Series 1)/(GTD by JPMorgan Chase Bank, N.A.), 0.270%, 3/1/2012	10,000,000
		TOTAL	36,468,000
		New Hampshire – 0.4%
2,500,000		New Hampshire Business Finance Authority, PCRBs (1990 Series A), 0.40% CP (New England Power Co.), Mandatory Tender 3/8/2012	2,500,000
		New Jersey – 2.9%
2,500,000		Edgewater, NJ, 1.50% BANs, 12/6/2012	2,511,361
3,957,860		Evesham Township, NJ, 1.50% BANs, 10/25/2012	3,977,525
2,742,164		Glassboro Borough, NJ, (Series 2011B), 2.00% BANs, 4/26/2012	2,745,269
3,181,000		Medford Township, NJ, (Series 2011A), 1.50% BANs, 7/10/2012	3,188,101
4,034,000		Saddle River, NJ, 1.50% BANs, 8/3/2012	4,046,731
		TOTAL	16,468,987
		New York – 9.6%
4,118,330		Brasher Falls, NY CSD, 1.75% BANs, 6/29/2012	4,128,349
765,000		Cattaraugus County, NY IDA, (Series 1999A) Weekly VRDNs (Gernatt Asphalt Products, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.310%, 3/1/2012	765,000
1,050,000		Cayuga County, NY IDA, (Series 1998) Weekly VRDNs (NFR Northeast, Inc.)/(Citizens Bank of Pennsylvania LOC), 0.290%, 3/7/2012	1,050,000
1,480,000		Erie County, NY IDA, IDRB (Series 1994) Weekly VRDNs (Servotronics, Inc.)/(Bank of America N.A. LOC), 0.440%, 3/1/2012	1,480,000
1,700,000		Madison County, NY IDA, (Series A) Weekly VRDNs (Owl Wire and Cable)/(Key Bank, N.A. LOC), 0.310%, 3/7/2012	1,700,000
1,300,000		New York City, NY IDA, IDRBs (Series 2003) Weekly VRDNs (Novelty Crystal Corp.)/(TD Bank, N.A. LOC), 0.320%, 3/1/2012	1,300,000
12,900,000		New York City, NY, (Fiscal 2008 Subseries J-11) Weekly VRDNs (KBC Bank N.V. LIQ), 0.850%, 3/1/2012	12,900,000

Principal Amount			Value
$4,000,000		New York State Mortgage Agency, (Series 139) Daily VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.150%, 3/1/2012	4,000,000
20,000,000	[3,4]	Nuveen New York Investment Quality Municipal Fund, Inc., Weekly VRDPs (Series 1)/ (GTD by Citibank NA, New York), 0.280%, 3/1/2012	20,000,000
7,500,000		Oyster Bay, NY, (Series 2012A), 2.50% BANs, 3/8/2013	7,652,625
		TOTAL	54,975,974
		Ohio – 16.7%
2,200,000		Ashtabula County, OH, 1.15% BANs, 5/24/2012	2,201,752
4,850,000		Berea, OH, 1.05% BANs, 3/29/2012	4,851,473
2,500,000		Bowling Green, OH, 1.00% BANs, 3/16/2012	2,500,304
1,345,000		Brunswick, OH, 1.15% BANs, 11/14/2012	1,349,706
5,000,000		Butler County, OH, 0.50% BANs, 8/2/2012	5,000,000
5,500,000		Cleveland, OH, Subordinated Water Revenue Notes (Series 2011), 1.00% BANs, 7/26/2012	5,510,979
4,500,000		Hunting Valley, OH, 1.00% BANs, 4/11/2012	4,501,749
1,500,000		Kent, OH, 1.50% BANs, 5/17/2012	1,502,348
1,180,000		Marion County, OH, 1.50% BANs, 4/26/2012	1,180,893
1,100,000		Mayfield, OH, 1.125% BANs, 8/30/2012	1,101,761
4,500,000		Medina County, OH, (Series 1998) Weekly VRDNs (Mack Industries, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.310%, 3/1/2012	4,500,000
1,000,000		Oakwood City, OH, 1.125% BANs, 3/7/2013	1,002,220
300,000		Ohio HFA, (Series 2005D) Weekly VRDNs (GNMA COL)/(FHLB of Cincinnati LIQ), 0.140%, 3/7/2012	300,000
5,200,000		Ohio HFA, (Series I) Weekly VRDNs (GNMA COL)/(Citibank NA, New York LIQ), 0.180%, 3/7/2012	5,200,000
22,500,000		Ohio HFA, (Series J) Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.160%, 3/7/2012	22,500,000
16,000,000		Ohio State Higher Educational Facility Commission, (Series 2008E) Weekly VRDNs (University Hospitals Health System, Inc.)/(RBS Citizens Bank N.A. LOC), 0.190%, 3/7/2012	16,000,000
2,270,000		Ohio State Higher Educational Facility Commission, (Series B) Weekly VRDNs (FirstMerit Bank, N.A. LOC), 0.300%, 3/1/2012	2,270,000
1,200,000		Painesville, OH, (Series 1), 1.80% BANs, 3/8/2012	1,200,205
1,500,000		Parma Heights, OH, 1.25% BANs, 8/1/2012	1,503,107
1,615,000		Sandusky, OH, 1.25% BANs, 10/11/2012	1,620,385
1,000,000		South Euclid, OH, (Series B), 1.25% BANs, 9/26/2012	1,004,546
4,190,000		Stark County, OH IDR Weekly VRDNs (Shearer's Foods, Inc.)/(Bank of New York Mellon LOC), 0.220%, 3/1/2012	4,190,000
2,000,000		Toledo-Lucas County, OH Port Authority, (Series 2006) Weekly VRDNs (Van Deurzen Dairy LLC)/(Bank of America N.A. LOC), 0.580%, 3/1/2012	2,000,000
1,405,000		Trotwood, OH, 1.75% BANs, 3/15/2012	1,405,265
1,400,000		Willowick, OH, 1.15% BANs, 3/8/2012	1,400,106
		TOTAL	95,796,799
		Oregon – 0.7%
4,000,000		Oregon State Housing and Community Services Department, (2008 Series C) Weekly VRDNs (KBC Bank N.V. LIQ), 1.350%, 3/1/2012	4,000,000
		Pennsylvania – 0.3%
1,870,000		Philadelphia, PA Airport System, (Series B), 2.00% Bonds, 6/15/2012	1,877,121
		South Carolina – 0.8%
4,480,000		South Carolina Jobs-EDA, (Series 2007) Weekly VRDNs (ACI Industries LLC)/(Bank of America N.A. LOC), 0.350%, 3/1/2012	4,480,000
125,000		South Carolina Jobs-EDA, (Series 2007A) Weekly VRDNs (Woodhead LLC)/(FHLB of Atlanta LOC), 0.260%, 3/1/2012	125,000
		TOTAL	4,605,000
		South Dakota – 0.5%
3,000,000		South Dakota Value Added Finance Authority, (Series 2004) Weekly VRDNs (Prairie Gold Dairy LLC)/(CoBank, ACB LOC), 0.230%, 3/1/2012	3,000,000
		Tennessee – 3.0%
10,000,000		Metropolitan Government Nashville & Davidson County, TN IDB, (Series 2006) Weekly VRDNs (The Fountains Apartments, LLC)/(Fifth Third Bank, Cincinnati LOC), 0.380%, 3/2/2012	10,000,000
7,140,000		Sevier County, TN Public Building Authority, Local Government Public Improvement Bonds (Series VII-E-1) Weekly VRDNs (Oak Ridge, TN)/(KBC Bank N.V. LOC), 0.740%, 3/7/2012	7,140,000
		TOTAL	17,140,000

Principal Amount			Value
		Texas – 4.7%
$10,000,000		Austin, TX Airport System, (Series 2005-3) Weekly VRDNs (Austin, TX)/(KBC Bank N.V. LOC), 0.700%, 3/1/2012	10,000,000
12,000,000		Harris County, TX HFDC, (Series B) Daily VRDNs (St. Luke's Episcopal Hospital)/(Bank of America N.A., JPMorgan Chase Bank, N.A. and Northern Trust Co., Chicago, IL LIQs), 0.130%, 3/1/2012	12,000,000
4,100,000	[3,4]	Texas State Department of Housing & Community Affairs, P-FLOATs (Series PT-4594) Weekly VRDNs (Tranquility Housing Ltd.)/(GTD by FHLMC)/(FHLMC LIQ), 0.360%, 3/1/2012	4,100,000
1,000,000	[3,4]	Texas State, PUTTERs (Series 3953) Daily VRDNs (JPMorgan Chase & Co. LIQ), 0.130%, 3/1/2012	1,000,000
		TOTAL	27,100,000
		Vermont – 3.1%
2,355,000		Vermont EDA, (Series 2008A) Weekly VRDNs (Green Mountain College)/(Key Bank, N.A. LOC), 0.230%, 3/1/2012	2,355,000
5,850,000		Vermont HFA, (Series 20B) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(TD Bank, N.A. LIQ), 0.190%, 3/7/2012	5,850,000
4,300,000		Vermont HFA, (Series A) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Bank of New York Mellon LIQ), 0.180%, 3/7/2012	4,300,000
5,500,000		Vermont HFA, (Series C) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Bank of New York Mellon LIQ), 0.180%, 3/7/2012	5,500,000
		TOTAL	18,005,000
		Virginia – 2.8%
4,000,000		Fairfax County, VA IDA, (Inova Health System), (Series 2010A-1), 0.280%, 3/1/2012	4,000,000
8,000,000		Fairfax County, VA IDA, (Series 2005C-2) Weekly VRDNs (Inova Health System)/(Northern Trust Co., Chicago, IL LOC), 0.110%, 3/7/2012	8,000,000
2,750,000		Halifax, VA IDA, MMMs, PCR (Series 1992), 1.25% CP (Virginia Electric & Power Co.), Mandatory Tender 4/5/2012	2,750,000
1,405,000	[3,4]	Virginia State Housing Development Authority, MERLOTS (Series 2006-B22) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 0.190%, 3/7/2012	1,405,000
		TOTAL	16,155,000
		Wisconsin – 1.5%
2,000,000		Combined Locks, WI IDRB, (Series 1997) Weekly VRDNs (Appleton Papers)/(Fifth Third Bank, Cincinnati LOC), 0.390%, 3/1/2012	2,000,000
6,615,000		Wisconsin Housing & EDA, (Series 2003C) Weekly VRDNs (FHLB of Chicago LIQ), 0.190%, 3/7/2012	6,615,000
		TOTAL	8,615,000
		TOTAL MUNICIPAL INVESTMENTS — 101.3% (AT AMORTIZED COST)[5]	582,293,878
		OTHER ASSETS AND LIABILITIES - NET — (1.3)%[6]	(7,482,176)
		TOTAL NET ASSETS — 100%	$574,811,702

Securities that are subject to the federal alternative minimum tax (AMT) represent 64.3% of the portfolio as calculated based upon total market value.

1	The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories. Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
At February 29, 2012, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value
First Tier	Second Tier
97.2%	2.8%

2	Current rate and next reset date shown for Variable Rate Demand Notes.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At February 29, 2012, these restricted securities amounted to $99,881,000, which represented 17.4% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the “Directors”). At February 29, 2012, these liquid restricted securities amounted to $99,881,000, which represented 17.4% of total net assets.
5	Also represents cost for federal tax purposes.

6	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at February 29, 2012.

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Directors.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable. Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost. Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of February 29, 2012, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.

The following acronyms are used throughout this portfolio:

AMT	— Alternative Minimum Tax
BANs	— Bond Anticipation Notes
COL	— Collateralized
CP	— Commercial Paper
CSD	— Central School District
EDA	— Economic Development Authority
EDR	— Economic Development Revenue
EDRB	— Economic Development Revenue Bond
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GTD	— Guaranteed
HFA	— Housing Finance Authority
HFDC	— Health Facility Development Corporation
IDA	— Industrial Development Authority
IDB	— Industrial Development Bond
IDFA	— Industrial Development Finance Authority
IDR	— Industrial Development Revenue
IDRB(s)	— Industrial Development Revenue Bond(s)
INS	— Insured
LIQ	— Liquidity Agreement
LOC	— Letter of Credit
MERLOTS	— Municipal Exempt Receipts-Liquidity Optional Tender Series
MFH	— Multi-Family Housing
MMMs	— Money Market Municipals
PCR	— Pollution Control Revenue
PCRBs	— Pollution Control Revenue Bonds
P-FLOATs	— Puttable Floating Option Tax-Exempt Receipts
PUTTERs	— Puttable Tax-Exempt Receipts
RANs	— Revenue Anticipation Notes
SPEARs	— Short Puttable Exempt Adjustable Receipts
TOBs	— Tender Option Bonds
VRDNs	— Variable Rate Demand Notes
VRDPs	— Variable Rate Demand Preferreds

Federated Prime Cash Series

Portfolio of Investments

February 29, 2012 (unaudited)

Principal Amount			Value
		Asset-Backed Securities – 2.5%
		Finance - Automotive – 0.6%
$7,591,028		Honda Auto Receivables Trust 2011-3, Class A1, 0.398%, 10/22/2012	7,591,028
1,086,093	[1,2]	SMART (Series 2011-2US Trust), Class A1, 0.365%, 7/14/2012	1,086,093
615,633		Santander Drive Auto Receivables Trust 2011-2, Class A1, 0.286%, 6/15/2012	615,633
9,125,148		Santander Drive Auto Receivables Trust 2011-3, Class A1, 0.372%, 9/17/2012	9,125,148
2,010,000		Santander Drive Auto Receivables Trust 2011-4, Class A1, 0.419%, 10/15/2012	2,010,000
		TOTAL	20,427,902
		Finance - Equipment – 0.2%
3,860,368		GE Equipment Mid Ticket LLC, (Series 2011-1), Class A1, 0.429%, 10/22/2012	3,860,368
817,708		GE Equipment Transportation LLC, (Series 2011-1), Class A1, 0.294%, 7/20/2012	817,708
987,726	[1,2]	MMAF Equipment Finance LLC (Series 2011-A), Class A1, 0.323%, 8/15/2012	987,726
		TOTAL	5,665,802
		Finance - Retail – 1.7%
10,000,000	[1,2,3]	Arkle Master Issuer PLC 2012-1, Class 1A, 0.469%, 3/19/2012	10,000,000
10,000,000	[1,2,3]	Fosse Master Issuer PLC 2011-1, Class A1, 0.376%, 3/19/2012	10,000,000
25,000,000	[1,2,3]	Holmes Master Issuer PLC 2011-3, Class A1, 0.379%, 3/15/2012	25,000,000
11,000,000	[1,2,3]	Holmes Master Issuer PLC 2012-1, Class A1, 0.449%, 3/15/2012	11,000,000
		TOTAL	56,000,000
		TOTAL ASSET-BACKED SECURITIES	82,093,704
		Bank Note – 1.8%
		Finance - Banking – 1.8%
60,000,000		Bank of America N.A., 0.460%, 5/9/2012 - 5/11/2012	60,000,000
		Certificates of Deposit – 32.3%
		Finance - Banking – 32.3%
40,000,000	[3]	Bank of Montreal, 0.401%, 3/14/2012	40,000,000
25,000,000	[3]	Bank of Montreal, 0.434%, 3/30/2012	25,000,000
50,000,000	[3]	Bank of Nova Scotia, Toronto, 0.410%, 3/8/2012	50,000,000
140,000,000		Bank of Tokyo-Mitsubishi UFJ Ltd., 0.390% - 0.500%, 3/7/2012 - 5/7/2012	140,000,000
45,000,000		Barclays Bank PLC, 0.550% - 0.560%, 4/27/2012 - 4/30/2012	45,000,000
25,000,000	[3]	Credit Suisse, Zurich, 0.350%, 3/8/2012	25,000,000
100,000,000		Deutsche Bank AG, 0.500%, 4/23/2012	100,000,000
25,000,000	[3]	Deutsche Bank AG, 0.743%, 5/21/2012	25,000,000
75,000,000		Mizuho Corporate Bank Ltd., 0.420%, 4/19/2012 - 5/2/2012	75,000,000
55,000,000		Mizuho Corporate Bank Ltd., 0.490% - 0.545%, 4/30/2012 - 5/8/2012	54,973,259
50,000,000	[3]	National Australia Bank Ltd., Melbourne, 0.415%, 3/2/2012	50,000,000
20,000,000		National Australia Bank Ltd., Melbourne, 0.600%, 5/18/2012	20,000,216
25,000,000	[3]	Rabobank Nederland NV, Utrecht, 0.340%, 3/26/2012	24,999,814
25,000,000	[3]	Rabobank Nederland NV, Utrecht, 0.350%, 3/8/2012	25,000,000
25,000,000	[3]	Rabobank Nederland NV, Utrecht, 0.365%, 3/2/2012	25,000,000
35,000,000	[3]	Rabobank Nederland NV, Utrecht, 0.404%, 3/13/2012	35,000,000
40,000,000		Rabobank Nederland NV, Utrecht, 0.500%, 4/5/2012	40,000,000
25,000,000	[3]	Royal Bank of Canada, Montreal, 0.601%, 5/8/2012	25,000,000
25,000,000	[3]	Royal Bank of Canada, Montreal, 0.629%, 3/19/2012	25,000,000
20,000,000	[3]	Royal Bank of Canada, Montreal, 0.637%, 3/21/2012	20,000,000
75,000,000		Svenska Handelsbanken, Stockholm, 0.300%, 5/25/2012	75,000,000
50,000,000	[3]	Toronto Dominion Bank, 0.455%, 3/12/2012	50,000,000
15,000,000	[3]	Westpac Banking Corp. Ltd., Sydney, 0.346%, 3/19/2012	15,000,000
1

Principal Amount			Value
$47,000,000		Westpac Banking Corp. Ltd., Sydney, 0.470%, 4/16/2012	47,000,000
		TOTAL CERTIFICATES OF DEPOSIT	1,056,973,289
		Collateralized Loan Agreements – 15.2%
		Finance - Banking – 15.2%
100,000,000		Barclays Capital, Inc., 0.477% - 0.507%, 3/5/2012 - 3/23/2012	100,000,000
10,000,000		Citigroup Global Markets, Inc., 0.629%, 3/1/2012	10,000,000
125,000,000		Credit Suisse Securities (USA) LLC, 0.284% - 0.913%, 3/6/2012 - 3/13/2012	125,000,000
10,000,000		Deutsche Bank Securities, Inc., 0.527%, 3/1/2012	10,000,000
23,000,000		JPMorgan Securities LLC, 0.760%, 3/20/2012	23,000,000
75,000,000		Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.477% - 0.720%, 3/1/2012 - 5/22/2012	75,000,000
25,000,000		Mizuho Securities USA, Inc., 0.324%, 3/1/2012	25,000,000
25,000,000		RBC Capital Markets, LLC, 0.639%, 4/24/2012	25,000,000
70,000,000		RBS Securities, Inc., 0.507% - 0.821%, 3/1/2012 - 3/30/2012	70,000,000
35,000,000		Wells Fargo Securities, LLC, 0.324% - 0.487%, 3/1/2012 - 4/5/2012	35,000,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	498,000,000
		Commercial Paper – 25.5%[4]
		Aerospace/Auto – 0.3%
10,200,000	[1,2]	Daimler Finance NA LLC, (GTD by Daimler AG), 0.440% - 0.450%, 4/2/2012 - 4/5/2012	10,195,584
		Consumer Products – 0.2%
8,000,000	[1,2]	Diageo Capital PLC, (GTD by Diageo PLC), 0.450%, 3/15/2012	7,998,600
		Finance - Banking – 19.9%
50,000,000	[1,2]	Australia & New Zealand Banking Group, Melbourne, 0.602%, 6/15/2012	49,911,667
146,000,000		Citigroup Funding, Inc., 0.571% - 0.581%, 3/9/2012 - 4/9/2012	145,930,177
25,000,000	[1,2]	Commonwealth Bank of Australia, 0.602%, 6/7/2012	24,959,167
65,000,000	[1,2]	Danske Corp., Inc., 0.300% - 0.300%, 3/2/2012 - 3/23/2012	64,990,708
161,600,000		ING (U.S.) Funding LLC, 0.461% - 0.561%, 3/20/2012 - 5/14/2012	161,477,414
90,000,000	[1,2]	National Australia Funding (Delaware), Inc., 0.290% - 0.371%, 3/1/2012 - 8/17/2012	89,967,501
25,000,000	[1,2]	Northern Pines Funding LLC, 0.501%, 4/24/2012	24,981,250
15,000,000	[1,2]	Svenska Handelsbanken, Stockholm, 0.300%, 4/20/2012	14,993,750
75,000,000		Westpac Banking Corp. Ltd., Sydney, 0.401%, 8/6/2012	74,868,333
		TOTAL	652,079,967
		Finance - Retail – 4.0%
95,000,000	[1,2]	Barton Capital LLC, 0.200%, 3/1/2012	95,000,000
35,000,000	[1,2]	Sheffield Receivables Corp., 0.370% - 0.420%, 3/1/2012 - 5/22/2012	34,991,572
		TOTAL	129,991,572
		Machinery – 0.4%
13,000,000	[1,2]	Harley-Davidson Funding Corp., (Harley-Davidson, Inc. Support Agreement), 0.450% - 0.450%, 3/14/2012 - 3/27/2012	12,996,350
		Media – 0.2%
5,900,000	[1,2]	NBCUniversal Media, LLC, 0.410% - 0.410%, 3/9/2012 - 3/19/2012	5,899,007
		Oil & Oil Finance – 0.5%
17,000,000	[1,2]	Devon Energy Corp., 0.430%, 3/2/2012	16,999,797
		TOTAL COMMERCIAL PAPER	836,160,877
		Corporate Bonds – 1.1%
		Diversified – 0.0%
1,000,000		General Electric Co., 5.000%, 2/1/2013	1,037,287
		Finance - Commercial – 1.1%
18,071,000		General Electric Capital Corp., 5.250%, 10/19/2012	18,583,248
15,488,000		General Electric Capital Corp., 6.000%, 6/15/2012	15,730,540
		TOTAL	34,313,788
		TOTAL CORPORATE BONDS	35,351,075
2

Principal Amount			Value
		Notes — Variable – 15.3%[3]
		Finance - Banking – 12.7%
$1,735,000		6380 Brackbill Associates LP, (Series 2000), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.590%, 3/2/2012	1,735,000
43,585,000		Albany-Dougherty County, GA Hospital Authority, (Series 2008A), (SunTrust Bank LOC), 0.240%, 3/1/2012	43,585,000
50,000,000		Australia & New Zealand Banking Group, Melbourne, 0.413%, 3/5/2012	50,000,000
20,000,000		Australia & New Zealand Banking Group, Melbourne, 0.534%, 3/7/2012	20,000,000
4,825,000		Bond Holdings LP, (Wells Fargo Bank, N.A. LOC), 0.190%, 3/2/2012	4,825,000
20,000,000		Commonwealth Bank of Australia, 0.554%, 3/7/2012	19,999,016
3,545,000		Gannett Fleming, Inc., (Series 2001), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.590%, 3/2/2012	3,545,000
1,590,000		Graywood Farms LLC, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.590%, 3/2/2012	1,590,000
47,000,000		JPMorgan Chase Bank, N.A., 0.364%, 3/28/2012	47,000,000
93,000,000	[3]	JPMorgan Chase Bank, N.A., 0.366%, 3/21/2012	93,000,000
50,000,000		Maryland State Economic Development Corp., (Series 2001A) Human Genome Sciences, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.590%, 3/6/2012	50,000,000
7,770,000		New York City Housing Development Corp., (Series 2009-A1), (RBS Citizens Bank N.A. LOC), 0.190%, 3/7/2012	7,770,000
6,995,000		New York City Housing Development Corp., (Series 2010-A2), (RBS Citizens Bank N.A. LOC), 0.190%, 3/7/2012	6,995,000
16,140,000		Serra Works Bond Holding Co. LLC, (Series 2008-A), (Fifth Third Bank, Cincinnati LOC), 0.320%, 3/1/2012	16,140,000
1,100,000		South Pittsburg, TN IDB, Lodge Manufacturing Co. Project, (Series 1999)/(SunTrust Bank LOC), 0.460%, 3/1/2012	1,100,000
3,255,000		Sun Valley, Inc., (Wells Fargo Bank, N.A. LOC), 0.240%, 3/2/2012	3,255,000
20,000,000	[1,2]	Svenska Handelsbanken, Stockholm, 0.545%, 5/17/2012	20,000,000
14,595,000		Texas State, Veterans' Housing Assistance Program, Fund II (Series 2004B), 0.140%, 3/7/2012	14,595,000
9,800,000		Village Green Finance Co. LLC, (Series 1997), (Wells Fargo Bank, N.A. LOC), 0.190%, 3/7/2012	9,800,000
3,505,000		Wiley Properties, Inc., (Series 2002), (Fifth Third Bank, Cincinnati LOC), 0.350%, 3/1/2012	3,505,000
		TOTAL	418,439,016
		Finance - Commercial – 0.5%
1,000,000		General Electric Capital Corp., 0.579%, 5/29/2012	999,626
1,900,000	[1,2]	KORDSA, Inc., (Series 2006), (General Electric Capital Corp. LOC), 0.280%, 3/1/2012	1,900,000
13,670,000	[1,2]	Mountain Creek Properties LLC, (General Electric Capital Corp. LOC), 0.280%, 3/1/2012	13,670,000
		TOTAL	16,569,626
		Finance - Retail – 1.0%
32,000,000		AFS Insurance Premium Receivables Trust, (Series 1994-A), 0.840%, 3/15/2012	32,000,000
		Government Agency – 0.9%
18,455,000		BBC Enterprises LLC, (Series 2007), (FHLB of San Francisco LOC), 0.130%, 3/1/2012	18,455,000
10,000,000		Capital Trust Agency, FL, (FNMA LOC), 0.180%, 3/1/2012	10,000,000
		TOTAL	28,455,000
		University – 0.2%
6,000,000	[3]	University of California, (Series 2011 Y-2), 0.348%, 3/1/2012	6,000,000
		TOTAL NOTES — VARIABLE	501,463,642
		Repurchase Agreement – 6.3%
204,250,000		Interest in $4,480,000,000 joint repurchase agreement 0.20%, dated 2/29/2012 under which Bank of America, N.A. will repurchase securities provided as collateral for $4,480,024,889 on 3/1/2012. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 7/25/2041 and the market value of those underlying securities was $4,601,608,962.	204,250,000
		TOTAL INVESTMENTS — 100.0% (AT AMORTIZED COST)[5]	3,274,292,587
		OTHER ASSETS AND LIABILITIES - NET — 0.0%[6]	360,666
		TOTAL NET ASSETS — 100%	$3,274,653,253

1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At February 29, 2012, these restricted securities amounted to $547,528,772, which represented 16.7% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the “Directors”). At February 29, 2012, these liquid restricted securities amounted to $547,528,772, which represented 16.7% of total net assets.
3	Denotes a variable rate security with current rate and next reset date shown.

3

4	Discount rate at time of purchase.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at February 29, 2012.

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Directors.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable. Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost. Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of February 29, 2012, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.

The following acronyms are used throughout this portfolio:

FHLB	— Federal Home Loan Bank
FNMA	— Federal National Mortgage Association
GTD	— Guaranteed
IDB	— Industrial Development Bond
LOC	— Letter of Credit

4

Federated Treasury Cash Series

Portfolio of Investments

February 29, 2012 (unaudited)

Principal Amount			Value
		U.S. Treasury – 25.3%
$40,000,000	[1]	United States Treasury Bills, 0.050%, 5/24/2012	39,995,333
42,000,000		United States Treasury Notes, 0.375%, 8/31/2012	42,048,930
25,000,000		United States Treasury Notes, 0.375%, 9/30/2012	25,040,098
45,000,000		United States Treasury Notes, 0.625%, 6/30/2012	45,081,437
139,000,000		United States Treasury Notes, 1.000% - 4.500%, 3/31/2012	139,237,696
62,000,000		United States Treasury Notes, 1.000% - 4.500%, 4/30/2012	62,158,367
10,000,000		United States Treasury Notes, 1.375%, 3/15/2012	10,005,012
17,000,000		United States Treasury Notes, 1.375%, 5/15/2012	17,046,370
13,000,000		United States Treasury Notes, 1.375%, 10/15/2012	13,102,186
25,500,000		United States Treasury Notes, 1.375%, 1/15/2013	25,774,433
41,500,000		United States Treasury Notes, 1.375%, 2/15/2013	41,982,634
16,000,000		United States Treasury Notes, 1.375%, 3/15/2013	16,194,029
35,000,000		United States Treasury Notes, 1.500%, 7/15/2012	35,183,800
57,000,000		United States Treasury Notes, 1.875%, 6/15/2012	57,296,448
20,500,000		United States Treasury Notes, 2.750%, 2/28/2013	21,019,971
25,500,000		United States Treasury Notes, 4.375%, 8/15/2012	25,992,088
8,500,000		United States Treasury Notes, 4.750%, 5/31/2012	8,598,183
		TOTAL U.S. TREASURY	625,757,015
		Repurchase Agreements – 74.6%
100,000,000		Interest in $750,000,000 joint repurchase agreement 0.16%, dated 2/29/2012 under which Bank of Montreal will repurchase securities provided as collateral for $750,003,333 on 3/1/2012. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/15/2042 and the market value of those underlying securities was $765,003,491.	100,000,000
86,000,000	[2]	Interest in $1,250,000,000 joint repurchase agreement 0.10%, dated 1/17/2012 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $1,250,204,861 on 3/16/2012. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/15/2041 and the market value of those underlying securities was $1,272,801,370.	86,000,000
100,000,000		Interest in $5,000,000,000 joint repurchase agreement 0.19%, dated 2/29/2012 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $5,000,026,389 on 3/1/2012. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/15/2040 and the market value of those underlying securities was $5,100,027,005.	100,000,000
100,000,000		Interest in $1,110,000,000 joint repurchase agreement 0.16%, dated 2/29/2012 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $1,110,004,933 on 3/1/2012. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 8/15/2021 and the market value of those underlying securities was $1,132,205,108.	100,000,000
100,000,000		Interest in $250,000,000 joint repurchase agreement 0.16%, dated 2/29/2012 under which Citibank, N.A. will repurchase a security provided as collateral for $250,001,111 on 3/1/2012. The security provided as collateral at the end of the period was a U.S. Treasury security maturing on 4/30/2017 and the market value of that underlying security was $255,001,192.	100,000,000
100,000,000		Interest in $750,000,000 joint repurchase agreement 0.16%, dated 2/29/2012 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $750,003,333 on 3/1/2012. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/15/2039 and the market value of those underlying securities was $765,003,467.	100,000,000
486,448,000		Interest in $4,000,000,000 joint repurchase agreement 0.16%, dated 2/29/2012 under which Credit Agricole CIB New York will repurchase securities provided as collateral for $4,000,017,778 on 3/1/2012. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 11/15/2041 and the market value of those underlying securities was $4,080,018,162.	486,448,000
83,000,000		Interest in $1,000,000,000 joint repurchase agreement 0.14%, dated 2/29/2012 under which Credit Suisse Securities, LLC will repurchase securities provided as collateral for $1,000,027,222 on 3/7/2012. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 6/30/2018 and the market value of those underlying securities was $1,020,003,380.	83,000,000
100,000,000		Interest in $185,000,000 joint repurchase agreement 0.15%, dated 2/29/2012 under which Credit Suisse Securities, LLC. will repurchase securities provided as collateral for $185,000,771 on 3/1/2012. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 8/15/2040 and the market value of those underlying securities was $188,704,650.	100,000,000
1

Principal Amount		Value
$190,000,000	Interest in $2,500,000,000 joint repurchase agreement 0.14%, dated 2/29/2012 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $2,500,068,056 on 3/7/2012. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/15/2042 and the market value of those underlying securities was $2,550,009,938.	190,000,000
100,000,000	Interest in $500,000,000 joint repurchase agreement 0.17%, dated 2/29/2012 under which Merrill Lynch, Pierce, Fenner and Smith will repurchase securities provided as collateral for $500,002,361 on 3/1/2012. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/15/2026 and the market value of those underlying securities was $510,002,478.	100,000,000
100,000,000	Interest in $2,985,000,000 joint repurchase agreement 0.16%, dated 2/29/2012 under which RBS Securities, Inc. will repurchase securities provided as collateral for $2,985,013,267 on 3/1/2012. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/15/2036 and the market value of those underlying securities was $3,044,704,665.	100,000,000
100,000,000	Interest in $1,685,000,000 joint repurchase agreement 0.16%, dated 2/29/2012 under which Societe Generale, New York will repurchase securities provided as collateral for $1,685,007,489 on 3/1/2012. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 11/15/2041 and the market value of those underlying securities was $1,718,707,728.	100,000,000
100,000,000	Interest in $1,000,000,000 joint repurchase agreement 0.15%, dated 2/29/2012 under which TD Securities (USA), LLC will repurchase securities provided as collateral for $1,000,004,167 on 3/1/2012. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 7/15/2020 and the market value of those underlying securities was $1,020,004,337.	100,000,000
	TOTAL REPURCHASE AGREEMENTS	1,845,448,000
	TOTAL INVESTMENTS — 99.9% (AT AMORTIZED COST)[3]	2,471,205,015
	OTHER ASSETS AND LIABILITIES - NET — 0.1%[4]	3,056,655
	TOTAL NET ASSETS — 100%	$2,474,261,670
1	Discount rate at time of purchase.
2	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
3	Also represents cost for federal tax purposes.
4	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at February 29, 2012.

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Board of Directors.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable. Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost. Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of February 29, 2012, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.

2

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Cash Trust Series, Inc.

By /S/ Richard A. Novak_

Richard A. Novak

Principal Financial Officer

Date April 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date April 23, 2012

By /S/ Richard A. Novak

Richard A. Novak

Principal Financial Officer

Date April 23, 2012